SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accounting Policies [Abstract]
Advertising expense	$ 3.7	$ 5.9	$ 4.7